Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

May 6, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	European Equity Fund, Inc. (the “Fund”) (File No. 811-04632) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”). The Proxy Statement is intended for use in the solicitation of stockholders of the Fund in connection with the joint annual stockholder meeting of the Fund to be held on June 30, 2016 (the “Meeting”).

At the Meeting, stockholders will be asked to approve an amendment to the Fund’s charter to eliminate the classification of the Fund’s Board of Directors. In addition, at the Meeting stockholders will be asked to vote on two routine matters (the election of directors to the Fund’s Board and the ratification of independent auditors for the current fiscal year). The Fund expects to begin mailing the definitive proxy statement to stockholders on or about May 27, 2016.

Please direct any comments or questions on this filing to the undersigned at (617) 295-2572.

Very truly yours,

/s/ John Millette

John Millette

Director and Senior Counsel

Deutsche Investment Management Americas Inc.